LEASES - Maturity of operating lease liabilities (Details) - Dec. 31, 2022	CNY (¥)	USD ($)
Maturity of operating lease liabilities
2023	¥ 282,807,254	$ 41,003,197
2024	197,605,091	28,650,045
2025	192,081,787	27,849,241
2026	186,104,746	26,982,652
2027	167,736,439	24,319,498
Thereafter	1,135,384,672	164,615,304
Total future lease payments	2,161,719,989	313,419,937
Less: imputed interest	501,908,282	72,769,860
Total operating lease liabilities	¥ 1,659,811,707	$ 240,650,077